Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 01, 2012
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust II
Central Index Key	dei_EntityCentralIndexKey	0001511331
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFOAX
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFOCX
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFOIX
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPIAX
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPICX
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPIIX